Non-Convertible Debt (Schedule of Non Convertible Debt) (Details) - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Dec. 31, 2017	Jan. 31, 2017
Disclosure of detailed information about borrowings [line items]
Accretion and capitalized interest	$ 6,913	$ 6,168
Repayment		5,111
Total Non-Convertible Debt	92,268	65,752
Less current portion	(92,268)
Non-current portion		65,752
IRRRB [Member]
Disclosure of detailed information about borrowings [line items]
Non Convertible Debt - beginning of period		4,962
Accretion and capitalized interest		149
Repayment		(5,111)
Non Convertible Debt - end of period
Glencore [Member]
Disclosure of detailed information about borrowings [line items]
Non Convertible Debt - beginning of period	65,752	43,023
Accretion and capitalized interest	11,599	8,786
Funding, net of costs	14,917	13,943
Non Convertible Debt - end of period	$ 92,268	$ 65,752